Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Vessel improvement costs capitalized	$ 19,896	$ 277
Vessels part of the Crude and Product tanker business
Property Plant And Equipment [Line Items]
Paid advances relating to the purchase of exhaust gas cleaning systems and ballast water treatment systems	$ 1,110	1,035
Vessel improvement costs capitalized		1,091	$ 143
M/T Aristaios and M/T Anikitos
Property Plant And Equipment [Line Items]
Vessels cost		73,959
Above market acquired charters acquisition		$ 10,041